GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance at the beginning of the year	$ 70,035	$ 67,698
Acquisition of subsidiaries	2,967	2,588
Functional currency translation adjustments	595	(251)
Balance at year- end	$ 73,597	$ 70,035